15. Stock Option Plan and Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options activity
	2014		2013

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$ 14.76	106,900	$ 14.24	151,600
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	14.50	(51,300)	13.00	(44,700)

Options outstanding and exercisable at December 31	$ 15.00	55,600	$ 14.76	106,900

Summary of options outstanding
Options Outstanding and Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life	Exercise Price

55,600	0.44 years	$ 15.00